INCOME TAXES - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income (loss) before income tax	€ (72,994)	€ (85,596)	€ 40,732
Applicable income tax rate	29.125%	29.125%	29.125%
Expected income tax (expense) / income	€ 21,260	€ 24,930	€ (11,863)
Foreign tax rate differential	218	48	891
Non-deductible expenses	14,173	19,503	2,833
Tax -free income	218	1,064	1,263
Change in valuation allowance from temporary differences and tax loss carryforwards	(7,621)	(4,032)	3,598
Non-recognition or Utilization of unrecognized interest carryforwards.	(521)	(555)	333
Other reconciling items	660	(460)	168
Effective income tax (expense) / benefit	€ 41	€ 1,492	€ (2,778)
Effective tax rate in %	0.06%	1.74%	6.82%